Derivative financial instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative liability, fair value of collateral	$ 1	$ 5
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 72